UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Securities Trust

Ticker: JHS
Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets in the final two weeks of March, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

Table of contents

2	Your fund at a glance
3	Portfolio summary
6	Fund's investments
29	Financial statements
33	Financial highlights
34	Notes to financial statements
41	Additional information
42	Shareholder meeting
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

At net asset value
At closing market price
Bloomberg Barclays U.S. Government/Credit Bond Index
5.36
12.21
5.09
3.85
4.25
4.36
5.66
4.39
5.00
4.11
7.02
6.45
4.25
–1.32
–1.86
6 month (cumulative)
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

COUNTRY COMPOSITION AS OF 4/30/2020 (%)

United States	87.1
United Kingdom	4.0
Canada	1.5
France	1.3
Netherlands	1.2
Other countries	4.9
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       3

QUALITY COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       4

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       5

Fund’ s investments
AS OF 4-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 28.4% (18.7% of Total investments)				$49,527,275
(Cost $47,215,840)
U.S. Government 1.7%				3,013,059
U.S. Treasury
Bond	2.375	11-15-49	2,205,000	2,789,670
Note (A)(B)	0.500	03-31-25	151,000	152,026
Note (A)(B)	1.500	02-15-30	66,000	71,363
U.S. Government Agency 26.7%				46,514,216
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	524,721	570,438
30 Yr Pass Thru	3.000	10-01-49	1,949,122	2,062,461
30 Yr Pass Thru	3.000	12-01-49	117,262	124,799
30 Yr Pass Thru	3.000	12-01-49	3,944,887	4,177,481
30 Yr Pass Thru	3.000	01-01-50	2,163,151	2,300,900
30 Yr Pass Thru	3.500	07-01-46	1,607,412	1,727,249
30 Yr Pass Thru	3.500	10-01-46	685,044	744,331
30 Yr Pass Thru	3.500	12-01-46	357,776	388,307
30 Yr Pass Thru	3.500	02-01-47	1,949,979	2,114,551
30 Yr Pass Thru	3.500	11-01-48	3,490,399	3,808,973
30 Yr Pass Thru	4.000	04-01-46	1,802,772	1,963,849
30 Yr Pass Thru	4.000	06-01-47	1,709,011	1,847,144
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	1,694,416	1,835,623
30 Yr Pass Thru	3.000	07-01-43	551,598	588,085
30 Yr Pass Thru	3.000	11-01-49	579,189	613,882
30 Yr Pass Thru	3.500	12-01-42	2,252,326	2,460,546
30 Yr Pass Thru	3.500	01-01-43	2,087,434	2,280,410
30 Yr Pass Thru	3.500	04-01-45	960,801	1,043,018
30 Yr Pass Thru	3.500	11-01-46	1,964,406	2,130,048
30 Yr Pass Thru	3.500	07-01-47	2,321,761	2,515,359
30 Yr Pass Thru	3.500	07-01-47	1,616,122	1,771,588
30 Yr Pass Thru	3.500	11-01-47	893,349	967,282
30 Yr Pass Thru	3.500	09-01-49	1,022,640	1,082,473
30 Yr Pass Thru	3.500	03-01-50	1,822,857	1,934,980
30 Yr Pass Thru	4.000	09-01-41	323,842	362,374
30 Yr Pass Thru	4.000	09-01-41	665,316	731,380
30 Yr Pass Thru	4.000	06-01-46	1,691,810	1,841,826
30 Yr Pass Thru	4.000	06-01-47	1,526,578	1,650,684

30 Yr Pass Thru	4.000	12-01-47	797,708	874,175
Foreign government obligations 0.7% (0.5% of Total investments)				$1,256,071
(Cost $1,114,611)
Qatar 0.4%				710,309
State of Qatar
Bond (C)	3.375	03-14-24	384,000	405,284
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Qatar (continued)
Bond (C)	5.103	04-23-48	245,000	$305,025
Saudi Arabia 0.3%				545,762
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	490,000	545,762

Corporate bonds 101.2% (66.6% of Total investments)				$176,722,492
(Cost $176,978,499)
Communication services 12.4%				21,731,976
Diversified telecommunication services 3.5%
AT&T, Inc. (B)	3.400	05-15-25	765,000	810,822
AT&T, Inc. (B)	3.800	02-15-27	775,000	836,026
C&W Senior Financing DAC (C)	6.875	09-15-27	240,000	237,000
CenturyLink, Inc. (C)	4.000	02-15-27	113,000	109,610
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	366,000	370,462
GCI LLC (C)	6.625	06-15-24	133,000	137,655
GCI LLC (A)(B)	6.875	04-15-25	420,000	433,650
Level 3 Financing, Inc. (C)	3.400	03-01-27	328,000	328,148
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	172,876
Radiate Holdco LLC (A)(B)(C)	6.625	02-15-25	245,000	242,550
Telecom Argentina SA (C)	6.500	06-15-21	208,000	188,242
Telecom Argentina SA (C)	8.000	07-18-26	186,000	149,546
Telecom Italia Capital SA	7.200	07-18-36	365,000	409,640
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	259,998
Verizon Communications, Inc. (B)	3.000	03-22-27	75,000	81,305
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	315,898
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	1,119,730
Entertainment 2.2%
Activision Blizzard, Inc. (B)	3.400	09-15-26	901,000	1,003,836
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24	183,000	166,603
Netflix, Inc.	4.875	04-15-28	564,000	599,775
Netflix, Inc. (C)	4.875	06-15-30	209,000	223,818
Netflix, Inc. (A)(B)(C)	5.375	11-15-29	92,000	101,044
Netflix, Inc.	5.875	11-15-28	400,000	452,340
The Walt Disney Company	7.750	01-20-24	1,020,000	1,232,118
Interactive media and services 0.2%
Match Group, Inc. (C)	4.125	08-01-30	175,000	169,750
National CineMedia LLC (C)	5.875	04-15-28	135,000	95,850
Twitter, Inc. (C)	3.875	12-15-27	64,000	63,738
Media 4.9%
Charter Communications Operating LLC (A)(B)	4.200	03-15-28	820,000	910,752
Charter Communications Operating LLC	4.800	03-01-50	509,000	574,776
Charter Communications Operating LLC	5.750	04-01-48	590,000	737,792
Charter Communications Operating LLC	6.484	10-23-45	606,000	789,688
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp. (A)(B)	3.100	04-01-25	482,000	$521,839
Comcast Corp.	3.999	11-01-49	76,000	90,219
Comcast Corp.	4.049	11-01-52	595,000	724,227
Comcast Corp. (A)(B)	4.150	10-15-28	1,052,000	1,227,094
CSC Holdings LLC (C)	5.750	01-15-30	303,000	315,025
CSC Holdings LLC	5.875	09-15-22	210,000	218,663
CSC Holdings LLC (C)	7.500	04-01-28	205,000	225,282
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	379,000	293,725
Sirius XM Radio, Inc. (C)	5.000	08-01-27	484,000	495,011
Sirius XM Radio, Inc. (C)	5.375	07-15-26	260,000	269,750
ViacomCBS, Inc. (A)(B)	4.750	05-15-25	734,000	785,148
WMG Acquisition Corp. (C)	4.875	11-01-24	165,000	165,000
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	179,156
Wireless telecommunication services 1.6%
CC Holdings GS V LLC	3.849	04-15-23	350,000	371,310
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	206,862
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	230,000	195,251
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27	200,000	174,193
Sprint Corp.	7.875	09-15-23	270,000	303,696
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	200,000	195,000
T-Mobile USA, Inc. (B)(C)	3.875	04-15-30	510,000	557,864
T-Mobile USA, Inc. (B)(C)	4.500	04-15-50	286,000	333,233
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	489,000	559,390
Consumer discretionary 8.2%				14,397,236
Auto components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	68,770
Automobiles 2.0%
BMW US Capital LLC (A)(B)(C)	2.950	04-14-22	124,000	125,661
Daimler Finance North America LLC (A)(B)(C)	2.700	06-14-24	230,000	221,539
Daimler Finance North America LLC (C)	3.500	08-03-25	150,000	148,533
Ford Motor Credit Company LLC (A)(B)	4.134	08-04-25	894,000	758,943
Ford Motor Credit Company LLC (A)(B)	5.113	05-03-29	509,000	437,740
Ford Motor Credit Company LLC	5.875	08-02-21	463,000	458,370
General Motors Financial Company, Inc.	4.000	01-15-25	714,000	668,619
General Motors Financial Company, Inc.	4.300	07-13-25	350,000	328,400
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	80,000	77,600
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	215,000	199,476
Diversified consumer services 0.2%
Laureate Education, Inc. (A)(B)(C)	8.250	05-01-25	170,000	173,655
Sotheby's (A)(B)(C)	7.375	10-15-27	251,000	211,312
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.7%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	$184,275
Connect Finco SARL (C)	6.750	10-01-26	371,000	354,305
Eldorado Resorts, Inc. (A)(B)	6.000	09-15-26	125,000	125,588
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	124,800
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	152,000	145,540
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	69,000	69,863
International Game Technology PLC (A)(B)(C)	6.500	02-15-25	225,000	220,498
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	158,000	119,685
Resorts World Las Vegas LLC (B)(C)	4.625	04-16-29	200,000	178,849
Starbucks Corp. (B)	2.250	03-12-30	885,000	867,074
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	268,000	213,060
Waterford Gaming LLC (C)(E)(F)	8.625	09-15-14	95,877	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	145,000	123,250
Yum! Brands, Inc. (A)(B)(C)	4.750	01-15-30	183,000	186,660
Internet and direct marketing retail 2.2%
Amazon.com, Inc.	3.150	08-22-27	660,000	740,049
Amazon.com, Inc.	4.050	08-22-47	328,000	426,640
Expedia Group, Inc. (B)	3.250	02-15-30	670,000	562,476
Expedia Group, Inc.	3.800	02-15-28	582,000	504,265
Expedia Group, Inc.	5.000	02-15-26	457,000	436,958
Prosus NV (C)	5.500	07-21-25	400,000	438,369
QVC, Inc. (A)(B)	4.375	03-15-23	325,000	310,343
QVC, Inc.	5.125	07-02-22	240,000	235,800
QVC, Inc.	5.450	08-15-34	280,000	218,372
Leisure products 0.1%
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27	285,000	156,038
Multiline retail 1.0%
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	943,490
Nordstrom, Inc. (B)(C)	8.750	05-15-25	38,000	40,775
Target Corp.	2.250	04-15-25	688,000	723,947
Specialty retail 0.9%
Asbury Automotive Group, Inc. (A)(B)(C)	4.750	03-01-30	27,000	22,622
The TJX Companies, Inc.	3.500	04-15-25	815,000	879,479
The TJX Companies, Inc. (A)(B)	3.875	04-15-30	630,000	702,992
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	91,000	91,000
Levi Strauss & Company (A)(B)(C)	5.000	05-01-25	170,000	171,556
Consumer staples 3.3%				5,672,433
Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	621,732
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	$1,031,300
Constellation Brands, Inc. (A)(B)	2.875	05-01-30	123,000	124,884
Keurig Dr Pepper, Inc. (A)(B)	3.200	05-01-30	372,000	396,821
The Coca-Cola Company (A)(B)	4.200	03-25-50	453,000	577,502
Food and staples retailing 0.7%
Albertsons Companies, Inc. (C)	4.875	02-15-30	112,000	113,540
Dollar General Corp. (A)(B)	3.500	04-03-30	479,000	525,428
Sysco Corp. (A)(B)	5.950	04-01-30	333,000	391,576
The Kroger Company (B)	2.200	05-01-30	202,000	202,476
Food products 0.8%
Cargill, Inc. (C)	1.375	07-23-23	162,000	162,810
Cargill, Inc. (A)(B)(C)	2.125	04-23-30	161,000	162,878
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28	498,000	485,550
Kraft Heinz Foods Company (A)(B)(C)	4.875	02-15-25	221,000	227,202
Post Holdings, Inc. (C)	5.500	12-15-29	149,000	149,745
Simmons Foods, Inc. (C)	5.750	11-01-24	172,000	159,960
Personal products 0.2%
Natura Cosmeticos SA (A)(B)(C)	5.375	02-01-23	355,000	339,029
Energy 7.3%				12,816,613
Energy equipment and services 0.2%
CSI Compressco LP	7.250	08-15-22	379,000	120,333
CSI Compressco LP (C)	7.500	04-01-25	297,000	193,050
Tervita Corp. (C)	7.625	12-01-21	205,000	135,300
Oil, gas and consumable fuels 7.1%
Aker BP ASA (C)	3.000	01-15-25	204,000	177,905
Antero Resources Corp.	5.000	03-01-25	168,000	92,400
Cheniere Energy Partners LP (C)	4.500	10-01-29	403,000	371,768
Cimarex Energy Company (A)(B)	4.375	06-01-24	235,000	216,607
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	178,000	186,769
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	292,000	111,690
DCP Midstream Operating LP (A)(B)	5.125	05-15-29	100,000	74,470
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	219,000	100,740
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	298,013
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	269,157
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	122,626
Energy Transfer Operating LP (A)(B)	4.250	03-15-23	422,000	418,160
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	305,624
Energy Transfer Operating LP (A)(B)	5.875	01-15-24	274,000	284,502
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	538,000	$484,039
Husky Energy, Inc. (A)(B)	3.950	04-15-22	305,000	297,764
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	500,853
Kinder Morgan Energy Partners LP (A)(B)	7.750	03-15-32	195,000	249,411
MPLX LP (A)(B)	4.000	03-15-28	313,000	296,673
MPLX LP (B)(C)	4.250	12-01-27	164,000	157,506
MPLX LP (B)(C)	5.250	01-15-25	176,000	174,232
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(D)	6.875	02-15-23	752,000	540,703
Murphy Oil Corp.	5.750	08-15-25	164,000	113,160
ONEOK Partners LP (A)(B)	4.900	03-15-25	134,000	133,361
Petrobras Global Finance BV (A)(B)(C)	5.093	01-15-30	680,000	619,820
Petrobras Global Finance BV (A)(B)	6.900	03-19-49	186,000	180,885
Petroleos Mexicanos (A)(B)	5.350	02-12-28	301,000	224,248
Phillips 66 (B)	3.700	04-06-23	93,000	96,576
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	255,109
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	245,000	250,898
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	424,000	451,262
Suncor Energy, Inc. (B)	9.250	10-15-21	1,000,000	1,064,343
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	433,827
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	250,000	225,792
Targa Resources Partners LP (A)(B)	5.875	04-15-26	400,000	355,000
Teekay Offshore Partners LP (C)	8.500	07-15-23	264,000	236,940
The Williams Companies, Inc. (B)	3.750	06-15-27	355,000	354,057
The Williams Companies, Inc.	4.550	06-24-24	791,000	825,040
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	114,000	123,784
TransCanada PipeLines, Ltd. (B)	4.250	05-15-28	205,000	220,569
WPX Energy, Inc.	4.500	01-15-30	191,000	155,665
WPX Energy, Inc. (A)(B)	5.250	09-15-24	100,000	89,782
WPX Energy, Inc.	5.250	10-15-27	260,000	226,200
Financials 29.1%				50,748,178
Banks 17.1%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(B)(C)(D)	6.750	06-15-26	200,000	214,500
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	216,578
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (A)(B)	2.592	04-29-31	458,000	468,837
Bank of America Corp. (B)	3.950	04-21-25	925,000	995,554
Bank of America Corp. (B)	4.200	08-26-24	200,000	216,271
Bank of America Corp. (B)	4.450	03-03-26	463,000	510,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(D)	6.300	03-10-26	610,000	$663,628
Barclays Bank PLC (A)(B)(C)	10.179	06-12-21	475,000	508,867
Barclays PLC (B)	4.375	01-12-26	840,000	902,036
BPCE SA (B)(C)	4.500	03-15-25	475,000	499,686
BPCE SA (A)(B)(C)	5.700	10-22-23	1,145,000	1,238,595
Citigroup, Inc. (B)	3.200	10-21-26	970,000	1,022,203
Citigroup, Inc. (B)	4.600	03-09-26	586,000	643,431
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	433,000	376,710
Citigroup, Inc. (B)	5.500	09-13-25	165,000	188,995
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(D)	6.250	08-15-26	525,000	561,750
Citizens Bank NA	2.250	04-28-25	326,000	326,040
Citizens Financial Group, Inc.	3.250	04-30-30	448,000	448,998
Credit Agricole SA (A)(B)(C)	3.250	01-14-30	471,000	476,090
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24	600,000	637,026
Danske Bank A/S (B)(C)	5.000	01-12-22	286,000	295,667
Discover Bank (B)	2.450	09-12-24	324,000	316,934
Fifth Third Bancorp	1.625	05-05-23	120,000	119,923
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(D)	5.100	06-30-23	880,000	783,200
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	214,970
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25	105,000	89,250
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	515,000	546,636
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (A)(B)(D)	6.375	03-30-25	200,000	198,624
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (B)(D)	6.875	06-01-21	340,000	340,850
ING Groep NV (A)(B)	3.550	04-09-24	277,000	291,226
JPMorgan Chase & Co. (2.522 to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	1,007,000	1,027,902
JPMorgan Chase & Co.	2.950	10-01-26	1,053,000	1,103,542
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	418,000	461,797
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(D)	4.600	02-01-25	379,000	339,963
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(D)	6.750	02-01-24	1,170,000	1,256,089
Lloyds Banking Group PLC (A)(B)	4.450	05-08-25	1,245,000	1,354,095
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	385,000	$377,300
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(D)	5.125	11-01-26	345,000	347,874
Santander Holdings USA, Inc. (B)	3.244	10-05-26	669,000	650,262
Santander Holdings USA, Inc. (A)(B)	3.400	01-18-23	270,000	271,740
Santander Holdings USA, Inc. (A)(B)	3.500	06-07-24	564,000	570,290
Santander Holdings USA, Inc. (B)	4.400	07-13-27	155,000	157,715
Santander UK Group Holdings PLC (C)	4.750	09-15-25	365,000	380,180
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	340,000	331,925
The PNC Financial Services Group, Inc. (A)(B)	2.200	11-01-24	481,000	499,573
The PNC Financial Services Group, Inc. (A)(B)	3.150	05-19-27	945,000	1,027,509
The PNC Financial Services Group, Inc.	3.500	01-23-24	177,000	189,311
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(D)	4.850	06-01-23	335,000	308,200
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)(D)	6.750	08-01-21	855,000	867,295
The Royal Bank of Scotland Group PLC (A)(B)	3.875	09-12-23	480,000	502,525
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(D)	8.625	08-15-21	612,000	624,240
The Toronto-Dominion Bank (A)(B)	3.250	03-11-24	422,000	446,966
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	778,000	782,003
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	363,000	357,421
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(D)	5.875	06-15-25	1,220,000	1,302,350
Capital markets 4.4%
Ameriprise Financial, Inc.	3.000	04-02-25	313,000	329,864
Ares Capital Corp. (B)	4.200	06-10-24	289,000	275,892
Cantor Fitzgerald LP (B)(C)	4.875	05-01-24	402,000	393,646
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	310,000	313,100
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(B)(C)(D)	7.500	12-11-23	295,000	311,594
Lazard Group LLC (B)	4.375	03-11-29	230,000	240,612
Macquarie Bank, Ltd. (B)(C)	4.875	06-10-25	520,000	558,998
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (2.188% to 4-28-25, then SOFR +1.990%) (B)	2.188	04-28-26	800,000	$808,707
Morgan Stanley (B)	3.875	01-27-26	1,375,000	1,511,033
Raymond James Financial, Inc. (B)	4.650	04-01-30	116,000	130,425
Stearns Holdings LLC (C)	5.000	11-05-24	4,157	2,494
Stifel Financial Corp. (A)(B)	4.250	07-18-24	224,000	233,515
The Bank of New York Mellon Corp. (A)(B)	1.600	04-24-25	305,000	309,488
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	1,835,000	1,979,497
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(D)	7.000	01-31-24	295,000	303,467
Consumer finance 2.1%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	667,382
Ally Financial, Inc. (B)	5.800	05-01-25	245,000	261,087
Capital One Financial Corp. (B)	3.900	01-29-24	695,000	724,297
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-29-22	225,000	164,252
Discover Financial Services	3.950	11-06-24	463,000	473,992
Discover Financial Services	4.100	02-09-27	884,000	884,305
Enova International, Inc. (C)	8.500	09-01-24	58,000	50,460
Enova International, Inc. (C)	8.500	09-15-25	260,000	224,900
Springleaf Finance Corp.	6.875	03-15-25	105,000	99,299
Diversified financial services 1.7%
Allied Universal Holdco LLC (C)	6.625	07-15-26	110,000	113,091
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	517,000	537,747
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	188,000	154,160
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	687,719
Jefferies Group LLC (B)	4.150	01-23-30	365,000	362,360
Jefferies Group LLC (B)	4.850	01-15-27	422,000	437,225
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	45,832
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	69,000	74,865
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	85,000	66,972
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(B)	5.650	05-15-53	504,000	493,920
Insurance 2.9%
AXA SA (A)(B)	8.600	12-15-30	175,000	242,991
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	595,000	571,139
CNO Financial Group, Inc.	5.250	05-30-25	512,000	546,666
CNO Financial Group, Inc.	5.250	05-30-29	384,000	402,786
Liberty Mutual Group, Inc. (B)(C)	3.951	10-15-50	705,000	719,878
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (B)	6.400	12-15-36	355,000	397,261
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-38	315,000	$415,800
New York Life Insurance Company (A)(B)(C)	3.750	05-15-50	199,000	225,000
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	365,000	396,025
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	637,000	671,130
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	430,000	499,891
Thrifts and mortgage finance 0.9%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	95,000	78,375
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	148,000	107,670
MGIC Investment Corp.	5.750	08-15-23	99,000	97,020
Nationstar Mortgage Holdings, Inc. (A)(B)(C)	6.000	01-15-27	75,000	63,983
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	160,000	153,600
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	122,400
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)(C)	3.622	04-26-23	273,000	279,951
Quicken Loans, Inc. (C)	5.750	05-01-25	550,000	539,000
Radian Group, Inc.	4.500	10-01-24	144,000	139,680
Health care 5.7%				9,954,476
Biotechnology 0.9%
AbbVie, Inc. (B)(C)	3.200	11-21-29	684,000	722,646
AbbVie, Inc. (B)(C)	4.250	11-21-49	203,000	232,870
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	496,000	537,345
Health care equipment and supplies 0.4%
Baxter International, Inc. (A)(B)(C)	3.950	04-01-30	553,000	640,533
Health care providers and services 3.7%
Anthem, Inc.	2.375	01-15-25	96,000	98,722
Centene Corp. (C)	3.375	02-15-30	128,000	129,114
Centene Corp. (C)	4.250	12-15-27	92,000	96,255
Centene Corp. (C)	4.625	12-15-29	103,000	112,785
Centene Corp. (C)	5.375	06-01-26	255,000	270,201
CVS Health Corp. (A)(B)	3.000	08-15-26	582,000	617,501
CVS Health Corp. (B)	3.750	04-01-30	521,000	578,404
CVS Health Corp. (B)	4.300	03-25-28	371,000	418,036
CVS Health Corp. (A)(B)	5.050	03-25-48	375,000	471,554
DaVita, Inc. (A)(B)	5.000	05-01-25	410,000	416,150
Encompass Health Corp. (A)(B)	4.500	02-01-28	48,000	48,091
HCA, Inc. (B)	4.125	06-15-29	382,000	410,589
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc. (A)(B)	5.250	04-15-25	875,000	$975,651
HCA, Inc.	5.250	06-15-26	320,000	356,579
MEDNAX, Inc. (C)	5.250	12-01-23	290,000	276,161
MEDNAX, Inc. (A)(B)(C)	6.250	01-15-27	224,000	202,819
Rede D'or Finance Sarl (A)(B)(C)	4.500	01-22-30	242,000	204,805
Select Medical Corp. (C)	6.250	08-15-26	231,000	220,605
Team Health Holdings, Inc. (C)	6.375	02-01-25	65,000	35,737
Universal Health Services, Inc. (C)	4.750	08-01-22	240,000	240,000
Universal Health Services, Inc. (C)	5.000	06-01-26	309,000	312,090
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	62,000	62,543
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)(B)(C)	5.250	01-30-30	140,000	138,600
Bausch Health Companies, Inc. (C)	6.125	04-15-25	329,000	332,496
Catalent Pharma Solutions, Inc. (A)(B)(C)	5.000	07-15-27	62,000	63,240
GlaxoSmithKline Capital PLC	3.000	06-01-24	681,000	732,354
Industrials 12.7%				22,100,821
Aerospace and defense 2.3%
Howmet Aerospace, Inc. (A)(B)	5.125	10-01-24	589,000	568,535
Huntington Ingalls Industries, Inc. (B)(C)	3.844	05-01-25	577,000	606,316
Huntington Ingalls Industries, Inc. (B)(C)	4.200	05-01-30	193,000	203,785
Huntington Ingalls Industries, Inc. (A)(B)(C)	5.000	11-15-25	346,000	357,361
Kratos Defense & Security Solutions, Inc. (A)(B)(C)	6.500	11-30-25	206,000	200,932
The Boeing Company (A)(B)	3.200	03-01-29	934,000	819,348
The Boeing Company	4.875	05-01-25	407,000	407,000
The Boeing Company	5.805	05-01-50	400,000	400,000
TransDigm, Inc. (C)	5.500	11-15-27	540,000	456,300
Air freight and logistics 0.3%
United Parcel Service, Inc.	3.900	04-01-25	262,000	292,142
XPO Logistics, Inc. (C)	6.500	06-15-22	191,000	191,764
Airlines 3.7%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	196,304	180,838
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	273,016	215,404
America West Airlines 2000-1 Pass Through Trust	8.057	07-02-20	63,009	61,055
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	53,573	53,274
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	294,413	259,985
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	356,100	$278,080
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	376,630	256,108
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	344,075	257,120
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	166,238	112,094
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	255,750	240,405
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	149,815	105,619
American Airlines 2019-1 Class A Pass Through Trust (A)(B)	3.500	02-15-32	167,383	111,044
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	255,012	224,009
Azul Investments LLP (A)(B)(C)	5.875	10-26-24	95,000	49,913
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	434,949	420,520
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	06-20-20	11,389	11,367
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	135,582	100,431
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	04-19-22	343,033	319,188
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	382,180	362,899
Delta Air Lines, Inc.	2.900	10-28-24	510,000	400,311
Delta Air Lines, Inc.	3.800	04-19-23	312,000	267,658
Delta Air Lines, Inc.	4.375	04-19-28	355,000	264,376
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	271,000	238,162
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	361,722	316,950
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	293,343	257,396
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	267,371	188,268
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	382,861	274,668
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	106,281	69,085
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	231,260	177,030
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	222,053	209,335
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	181,938	153,080
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 1.1%
Builders FirstSource, Inc. (C)	5.000	03-01-30	34,000	$29,175
Builders FirstSource, Inc. (C)	6.750	06-01-27	57,000	58,710
Carrier Global Corp. (B)(C)	2.242	02-15-25	898,000	893,446
Carrier Global Corp. (B)(C)	2.722	02-15-30	318,000	298,069
Owens Corning	3.950	08-15-29	659,000	681,469
Commercial services and supplies 0.3%
APX Group, Inc. (A)(B)	7.625	09-01-23	279,000	217,620
Clean Harbors, Inc. (C)	4.875	07-15-27	50,000	51,799
Harsco Corp. (A)(B)(C)	5.750	07-31-27	83,000	78,244
LSC Communications, Inc. (C)(E)	8.750	10-15-23	321,000	19,260
Prime Security Services Borrower LLC (A)(B)(C)	6.250	01-15-28	163,000	146,293
Construction and engineering 0.3%
AECOM	5.125	03-15-27	415,000	422,263
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	88,000	69,300
Industrial conglomerates 1.4%
3M Company (A)(B)	3.250	02-14-24	627,000	677,947
DuPont de Nemours, Inc.	2.169	05-01-23	312,000	313,588
General Electric Company (A)(B)	4.350	05-01-50	647,000	649,363
General Electric Company	5.550	01-05-26	690,000	769,181
Machinery 0.5%
Otis Worldwide Corp. (A)(B)(C)	2.056	04-05-25	816,000	828,690
Professional services 0.5%
IHS Markit, Ltd. (C)	4.000	03-01-26	273,000	289,379
IHS Markit, Ltd. (C)	4.750	02-15-25	128,000	138,546
IHS Markit, Ltd.	4.750	08-01-28	455,000	522,841
Road and rail 0.2%
Uber Technologies, Inc. (A)(B)(C)	7.500	09-15-27	398,000	406,000
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC (A)(B)	2.875	08-14-24	382,000	320,829
Ahern Rentals, Inc. (C)	7.375	05-15-23	323,000	151,939
Air Lease Corp. (A)(B)	3.625	12-01-27	164,000	136,766
Aircastle, Ltd.	5.000	04-01-23	620,000	586,026
Aircastle, Ltd.	5.500	02-15-22	225,000	214,567
Ashtead Capital, Inc. (A)(B)(C)	4.375	08-15-27	760,000	740,719
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	225,000	201,271
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	124,791
United Rentals North America, Inc. (A)(B)	3.875	11-15-27	556,000	543,490
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	583,000	580,085
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 12.4%				$21,623,322
Communications equipment 0.8%
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	377,000	361,920
Motorola Solutions, Inc. (A)(B)	4.600	02-23-28	492,000	539,899
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	564,756
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	178,000	175,315
IT services 1.6%
Banff Merger Sub, Inc. (A)(B)(C)	9.750	09-01-26	215,000	192,963
PayPal Holdings, Inc. (A)(B)	2.850	10-01-29	989,000	1,048,756
Tempo Acquisition LLC (C)	6.750	06-01-25	102,000	98,940
VeriSign, Inc.	4.750	07-15-27	395,000	420,758
VeriSign, Inc. (A)(B)	5.250	04-01-25	510,000	557,175
Visa, Inc. (A)(B)	2.700	04-15-40	417,000	435,634
Semiconductors and semiconductor equipment 7.0%
Broadcom Corp. (A)(B)	3.125	01-15-25	995,000	1,027,122
Broadcom Corp. (B)	3.875	01-15-27	1,025,000	1,063,414
Broadcom, Inc. (A)(B)(C)	4.700	04-15-25	403,000	444,003
Broadcom, Inc. (A)(B)(C)	4.750	04-15-29	418,000	461,112
Broadcom, Inc. (B)(C)	5.000	04-15-30	487,000	544,494
KLA Corp. (A)(B)	4.100	03-15-29	260,000	294,230
Lam Research Corp. (A)(B)	3.750	03-15-26	575,000	643,466
Lam Research Corp. (A)(B)	4.875	03-15-49	275,000	373,195
Marvell Technology Group, Ltd. (B)	4.875	06-22-28	1,125,000	1,229,848
Microchip Technology, Inc.	4.333	06-01-23	741,000	768,186
Micron Technology, Inc. (B)	2.497	04-24-23	445,000	452,904
Micron Technology, Inc. (A)(B)	4.185	02-15-27	980,000	1,049,448
Micron Technology, Inc.	4.975	02-06-26	675,000	744,608
Micron Technology, Inc.	5.327	02-06-29	648,000	741,192
NVIDIA Corp.	2.850	04-01-30	803,000	870,692
NXP BV (C)	3.400	05-01-30	114,000	114,603
NXP BV (A)(B)(C)	3.875	06-18-26	252,000	263,838
NXP BV (C)	4.625	06-01-23	645,000	686,422
NXP BV (B)(C)	4.875	03-01-24	269,000	291,914
Qorvo, Inc.	5.500	07-15-26	110,000	115,500
Software 1.7%
Autodesk, Inc. (A)(B)	2.850	01-15-30	653,000	682,288
Citrix Systems, Inc. (A)(B)	3.300	03-01-30	653,000	659,647
Microsoft Corp.	4.450	11-03-45	340,000	459,185
Oracle Corp. (A)(B)	2.950	04-01-30	662,000	722,488
PTC, Inc. (A)(B)(C)	4.000	02-15-28	57,000	55,860
VMware, Inc. (B)	4.500	05-15-25	317,000	335,108
Technology hardware, storage and peripherals 1.2%
Dell International LLC (A)(B)(C)	4.900	10-01-26	480,000	496,733
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC (A)(B)(C)	5.300	10-01-29	462,000	$478,900
Dell International LLC (A)(B)(C)	5.850	07-15-25	142,000	154,809
Dell International LLC (B)(C)	8.350	07-15-46	502,000	625,931
Seagate HDD Cayman (A)(B)	4.750	01-01-25	365,000	376,066
Materials 2.0%				3,475,755
Chemicals 0.8%
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	236,513
Methanex Corp. (A)(B)	4.250	12-01-24	224,000	201,066
Methanex Corp. (A)(B)	5.250	12-15-29	295,000	248,008
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	285,000	264,697
Syngenta Finance NV (C)	4.441	04-24-23	470,000	470,245
Construction materials 0.2%
Cemex SAB de CV (C)	6.125	05-05-25	270,000	243,000
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	215,000	215,187
Metals and mining 0.4%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	278,302
Arconic Corp. (C)	6.000	05-15-25	85,000	85,956
Arconic Corp. (A)(B)(C)	6.125	02-15-28	40,000	38,062
Commercial Metals Company	5.375	07-15-27	92,000	89,930
Newmont Corp. (B)	2.800	10-01-29	169,000	173,549
Paper and forest products 0.5%
Georgia-Pacific LLC (C)	2.300	04-30-30	810,000	809,100
Norbord, Inc. (C)	6.250	04-15-23	124,000	122,140
Real estate 3.6%				6,299,045
Equity real estate investment trusts 3.6%
American Homes 4 Rent LP (B)	4.250	02-15-28	305,000	302,364
American Tower Corp. (A)(B)	2.400	03-15-25	495,000	509,329
American Tower Corp. (A)(B)	2.950	01-15-25	257,000	269,517
American Tower Corp. (A)(B)	3.550	07-15-27	488,000	532,244
American Tower Corp. (B)	3.800	08-15-29	445,000	495,804
Crown Castle International Corp. (A)(B)	3.300	07-01-30	336,000	359,566
Crown Castle International Corp. (B)	4.150	07-01-50	312,000	364,263
CyrusOne LP	3.450	11-15-29	288,000	274,896
Equinix, Inc. (A)(B)	3.200	11-18-29	669,000	699,868
Equinix, Inc. (A)(B)	5.375	05-15-27	445,000	480,600
GLP Capital LP	5.375	04-15-26	280,000	278,950
iStar, Inc. (A)(B)	4.750	10-01-24	920,000	768,200
SBA Communications Corp. (C)	3.875	02-15-27	132,000	134,805
SBA Tower Trust (B)(C)	3.722	04-11-23	473,000	480,617
The GEO Group, Inc. (A)(B)	6.000	04-15-26	72,000	54,540
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Ventas Realty LP (A)(B)	3.500	02-01-25	254,000	$254,684
VICI Properties LP (A)(B)(C)	4.625	12-01-29	42,000	38,798
Utilities 4.5%				7,902,637
Electric utilities 2.2%
ABY Transmision Sur SA (C)	6.875	04-30-43	244,875	304,869
Duke Energy Corp. (B)	3.550	09-15-21	1,000,000	1,025,126
Emera US Finance LP (B)	3.550	06-15-26	438,000	461,993
Empresa Electrica Angamos SA (C)	4.875	05-25-29	297,360	292,186
FirstEnergy Corp. (A)(B)	2.650	03-01-30	690,000	699,398
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	134,915
NRG Energy, Inc. (B)(C)	3.750	06-15-24	205,000	209,445
Vistra Operations Company LLC (A)(B)(C)	3.700	01-30-27	420,000	412,795
Vistra Operations Company LLC (C)	4.300	07-15-29	390,000	387,172
Gas utilities 0.1%
AmeriGas Partners LP (A)(B)	5.500	05-20-25	216,000	219,352
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (C)	4.875	07-24-22	310,000	285,082
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	507,000	557,311
NextEra Energy Operating Partners LP (A)(B)(C)	3.875	10-15-26	247,000	244,135
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	112,888
Multi-utilities 1.5%
Berkshire Hathaway Energy Company	8.480	09-15-28	550,000	809,277
CMS Energy Corp. (A)(B)	5.050	03-15-22	1,000,000	1,056,468
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	522,194

NiSource, Inc. (B)	3.600	05-01-30	151,000	168,031
Municipal bonds 0.2% (0.1% of Total investments)				$314,025
(Cost $331,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	284,882

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	29,143
Collateralized mortgage obligations 10.5% (6.9% of Total investments)				$18,264,149
(Cost $19,179,072)
Commercial and residential 7.8%				13,602,926
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	611,395
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	500,581	504,420
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	383,877	381,859
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(G)	3.716	04-14-33	490,000	499,607
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-BPR, Class ENM (C)(G)	3.843	11-05-32	175,000	$117,853
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	241,000	250,804
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(H)	3.251	03-15-37	214,000	181,494
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	4.123	09-15-32	480,000	467,795
Series 2015-SRCH, Class D (C)(G)	5.122	08-10-35	295,000	289,926
Series 2020-C6, Class A2	2.690	02-15-53	155,000	160,371
Benchmark Mortgage Trust
Series 2019-B11, Class A2	3.410	05-15-52	290,000	305,508
Series 2019-B14, Class A2	2.915	12-15-62	318,000	329,763
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(G)	2.666	07-25-59	153,533	154,445
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	6,885,000	105,248
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(H)	2.135	03-15-37	245,000	226,846
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(H)	2.964	07-15-32	241,175	209,368
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class A (C)	4.149	01-10-36	121,000	125,178
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	137,984	138,044
Series 2020-1, Class A1 (C)(G)	2.488	02-25-50	162,679	162,712
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.792	08-15-45	1,775,830	51,592
Series 2012-CR3, Class XA IO	2.013	10-15-45	2,588,585	90,589
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.586	05-10-51	3,842,803	114,710
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (G)	4.934	12-10-44	360,000	363,322
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	340,000	339,779
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	93,000	83,145
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(H)	2.414	05-15-36	350,000	326,102
CSMC Trust
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	359,949	359,669
Series 2020-AFC1, Class A1 (C)(G)	2.240	02-25-50	227,058	215,205
GCAT Trust Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	370,055	372,717
GS Mortgage Securities Trust
Series 2015-GC30, Class A3	3.119	05-10-50	160,000	166,481
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GC34, Class A4	3.506	10-10-48	156,000	$166,374
Series 2016-RENT, Class D (C)(G)	4.202	02-10-29	420,000	412,160
Series 2017-485L, Class C (C)(G)	4.115	02-10-37	240,000	228,422
Series 2019-GC39, Class A2	3.457	05-10-52	409,000	429,985
Series 2020-UPTN, Class A (C)	2.751	02-10-37	192,000	186,158
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	4,188,918	59,687
Series 2007-4, Class ES IO	0.350	07-19-47	4,449,842	54,742
Series 2007-6, Class ES IO (C)	0.343	08-19-37	3,007,469	34,151
IMT Trust Series 2017-APTS, Class CFX (C)(G)	3.613	06-15-34	190,000	174,105
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(G)	3.279	05-15-48	245,000	245,688
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	360,000	389,511
Series 2016-C1, Class A4	3.311	03-15-49	115,000	122,070
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	2,630,161	71,043
Series 2015-JP1, Class A5	3.914	01-15-49	115,000	125,537
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	195,684
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(H)	2.164	05-15-36	140,000	130,125
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(H)	2.214	11-15-34	304,000	289,614
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	395,250	385,196
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.917	11-15-32	100,000	97,372
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	175,000	160,260
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	190,651
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	402,350	430,583
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	80,950	80,977
Series 2020-1, Class A1 (C)(G)	2.275	02-25-50	183,950	182,049
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	410,229
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(H)	2.464	12-15-34	120,000	94,815
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.051	11-15-45	3,340,998	121,370
Series 2013-C15, Class B (G)	4.643	08-15-46	155,000	156,451
Series 2013-C16, Class B (G)	5.201	09-15-46	265,000	271,970
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 2.7%				$4,661,223
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.433	12-25-21	3,321,689	51,431
Series K018, Class X1 IO	1.300	01-25-22	3,102,050	50,347
Series K021, Class X1 IO	1.551	06-25-22	888,184	21,701
Series K022, Class X1 IO	1.332	07-25-22	3,570,397	75,929
Series K040, Class A2	3.241	09-25-24	285,000	310,638
Series K043, Class A2	3.062	12-25-24	450,000	489,092
Series K718, Class X1 IO	0.605	01-25-22	15,083,387	116,415
Series K728, Class A2 (G)	3.064	08-25-24	186,000	199,975
Series K729, Class A2	3.136	10-25-24	311,000	336,035
Series KIR3, Class A1	3.038	08-25-27	575,000	631,146
Government National Mortgage Association
Series 2012-114, Class IO	0.760	01-16-53	1,163,971	46,870
Series 2016-174, Class IO	0.890	11-16-56	1,847,212	121,756
Series 2017-109, Class IO	0.599	04-16-57	2,394,009	112,993
Series 2017-124, Class IO	0.703	01-16-59	2,881,499	161,595
Series 2017-135, Class IO	0.837	10-16-58	2,012,303	122,652
Series 2017-140, Class IO	0.612	02-16-59	1,655,468	89,309
Series 2017-20, Class IO	0.736	12-16-58	3,725,649	194,060
Series 2017-22, Class IO	0.942	12-16-57	1,188,884	82,766
Series 2017-46, Class IO	0.616	11-16-57	2,891,067	144,940
Series 2017-61, Class IO	0.764	05-16-59	1,769,643	107,786
Series 2017-74, Class IO	0.718	09-16-58	2,900,008	138,204
Series 2018-114, Class IO	0.549	04-16-60	3,848,092	208,882
Series 2018-158, Class IO	0.727	05-16-61	1,943,131	132,610
Series 2018-35, Class IO	0.528	03-16-60	3,006,810	150,316
Series 2018-43, Class IO	0.575	05-16-60	4,345,511	223,743
Series 2018-69, Class IO	0.573	04-16-60	1,895,066	104,950
Series 2018-9, Class IO	0.558	01-16-60	2,216,895	108,804

Series 2019-131, Class IO	0.931	07-16-61	1,715,708	126,278
Asset backed securities 7.5% (4.9% of Total investments)				$13,146,154
(Cost $13,547,951)
Asset backed securities 7.5%				13,146,154
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (H)	1.979	05-25-36	211,133	189,645
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	440,000	370,643
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	611,200	602,026
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	330,000	292,782
Series 2020-1A, Class A (C)	2.330	08-20-26	251,000	222,288
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	249,000	223,234
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	347,076	$333,848
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	368,600	359,441
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	17,031	13,140
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.512	02-25-35	99,968	100,165
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	117,300	116,257
Series 2017-1A, Class A2II (C)	4.030	11-20-47	166,175	163,036
Series 2019-1A, Class A2I (C)	3.787	05-20-49	861,490	867,322
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	521,625	538,484
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	510,925	519,202
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	194,530	184,013
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	140,650	134,513
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	390,000	379,864
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	515,000	507,699
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	485,000	461,681
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	360,000	381,478
Hilton Grand Vacations Trust Series 2018-AA, Class A (C)	3.540	02-25-32	90,460	87,174
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	174,563	163,623
Series 2019-1A, Class A2I (C)	3.982	08-25-49	174,563	168,793
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	105,000	105,662
MVW Owner Trust Series 2018-1A, Class A (C)	3.450	01-21-36	228,093	221,794
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	422,000	412,860
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	204,946	203,193
Series 2018-FNT2, Class A (C)	3.790	07-25-54	128,603	123,334
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	91,929	92,145
Series 2018-PLS2, Class A (C)	3.265	02-25-23	133,266	133,447
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	144,748
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	261,000	253,849
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	400,000	$386,164
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	287,825	287,672
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	232,612	219,958
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	248,274	180,247
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	467,088	478,452
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.901	10-25-53	125,000	125,495
Series 2015-2, Class 1M2 (C)(G)	3.748	11-25-60	300,000	300,354
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	73,964	74,161
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	146,897	149,459
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	227,463	235,912
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	377,636	385,969
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	98,622	100,909
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	222,216	230,971
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	281,042	269,288
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	195,667	198,369
Westgate Resorts LLC
Series 2016-1A, Class A (C)	3.500	12-20-28	56,849	56,476
Series 2017-1A, Class A (C)	3.050	12-20-30	107,671	104,120
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	201,000	201,033
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	122,538	89,762

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$265,040
(Cost $515,695)
Energy 0.2%		265,040
Oil, gas and consumable fuels 0.2%

Royal Dutch Shell PLC, ADR, Class A (A)(B)	8,000	265,040
Preferred securities 1.6% (1.1% of Total investments)		$2,822,499
(Cost $2,725,427)
Consumer staples 0.2%		425,000
Food products 0.2%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	425,000
Financials 0.5%		831,989
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (H)	24,985	563,412
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series L, 7.500%	192	$268,577
Information technology 0.1%		256,395
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	252	256,395
Real estate 0.6%		1,042,586
Equity real estate investment trusts 0.6%
Crown Castle International Corp., 6.875%	740	1,042,586
Utilities 0.2%		266,529
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	174,920
The Southern Company, 6.750%	624	29,540
Multi-utilities 0.1%
Dominion Energy, Inc., 7.250%	414	40,667
DTE Energy Company, 6.250%	512	21,402

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$18,217
(Cost $0)
Stearns Holdings LLC (C)(F)(I)	9.375	08-15-20	158,000	18,217

	Par value^	Value
Short-term investments 1.6% (1.1% of Total investments)		$2,885,000
(Cost $2,885,000)
Repurchase agreement 1.6%		2,885,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $2,885,000 on 5-1-20, collateralized by $2,865,000 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $2,944,065)	2,885,000	2,885,000

Total investments (Cost $264,493,587) 151.9%	$265,220,922
Other assets and liabilities, net (51.9%)	(90,601,876)
Total net assets 100.0%	$174,619,046

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 4-30-20, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-20 was $101,770,030. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $51,877,674.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $71,676,053 or 41.0% of the fund's net assets as of 4-30-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $265,868,636. Net unrealized depreciation aggregated to $647,714, of which $9,227,992 related to gross unrealized appreciation and $9,875,706 related to gross unrealized depreciation.
28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $264,493,587)	$265,220,922
Cash	958
Dividends and interest receivable	2,169,907
Receivable for investments sold	313,451
Other assets	26,560
Total assets	267,731,798
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	1,632,246
Interest payable	99,240
Payable to affiliates
Accounting and legal services fees	10,668
Trustees' fees	265
Other liabilities and accrued expenses	70,333
Total liabilities	93,112,752
Net assets	$174,619,046
Net assets consist of
Paid-in capital	$175,067,771
Total distributable earnings (loss)	(448,725)
Net assets	$174,619,046

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$14.99
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

STATEMENT OF OPERATIONS For the six months ended  4-30-20 (unaudited)

Investment income
Interest	$4,979,140
Dividends	106,005
Less foreign taxes withheld	(5,749)
Total investment income	5,079,396
Expenses
Investment management fees	698,647
Interest expense	925,741
Accounting and legal services fees	16,704
Transfer agent fees	32,474
Trustees' fees	20,064
Custodian fees	16,893
Printing and postage	25,250
Professional fees	33,822
Stock exchange listing fees	11,833
Other	8,176
Total expenses	1,789,604
Less expense reductions	(9,540)
Net expenses	1,780,064
Net investment income	3,299,332
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,282,613
2,282,613
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(8,125,752)
(8,125,752)
Net realized and unrealized loss	(5,843,139)
Decrease in net assets from operations	$(2,543,807)
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,299,332	$6,930,063
Net realized gain	2,282,613	1,538,151
Change in net unrealized appreciation (depreciation)	(8,125,752)	15,009,317
Increase (decrease) in net assets resulting from operations	(2,543,807)	23,477,531
Distributions to shareholders
From earnings	(4,190,442)	(7,757,792)
Total distributions	(4,190,442)	(7,757,792)
Total increase (decrease)	(6,734,249)	15,719,739
Net assets
Beginning of period	181,353,295	165,633,556
End of period	$174,619,046	$181,353,295
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	31

STATEMENT OF CASH FLOWS For the six months ended   4-30-20 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(2,543,807)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(106,328,394)
Long-term investments sold	107,315,990
Net purchases and sales in short-term investments	749,632
Net amortization of premium (discount)	1,516,585
(Increase) Decrease in assets:
Dividends and interest receivable	(84,648)
Receivable for investments sold	695
Receivable for delayed delivery securities sold	2,093,901
Other assets	(11,592)
Increase (Decrease) in liabilities:
Payable for investments purchased	228,706
Payable for delayed delivery securities purchased	(4,451,027)
Interest payable	(95,768)
Payable to affiliates	(5,137)
Other liabilities and accrued expenses	(37,657)
Net change in unrealized (appreciation) depreciation on:
Investments	8,125,752
Net realized (gain) loss on:
Investments	(2,282,613)
Net cash provided by operating activities	$4,190,618
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,190,442)
Net cash used in financing activities	$(4,190,442)
Net increase in cash	$176
Cash at beginning of period	$782
Cash at end of period	$958
Supplemental disclosure of cash flow information:
Cash paid for interest	$(1,021,509)
32	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$15.57	$14.22	$15.57	$15.49	$15.14	$15.84
Net investment income[2]	0.28	0.60	0.66	0.75	0.79	0.81
Net realized and unrealized gain (loss) on investments	(0.50)	1.42	(1.27)	0.14	0.41	(0.62)
Total from investment operations	(0.22)	2.02	(0.61)	0.89	1.20	0.19
Less distributions
From net investment income	(0.36)	(0.67)	(0.74)	(0.81)	(0.85)	(0.90)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.01 [3]
Net asset value, end of period	$14.99	$15.57	$14.22	$15.57	$15.49	$15.14
Per share market value, end of period	$13.96	$14.58	$13.14	$14.81	$14.26	$13.86
Total return at net asset value (%)[4,5]	(1.32) [6]	14.84	(3.76)	6.28	8.52	1.84
Total return at market value (%)[4]	(1.86) [6]	16.37	(6.50)	9.82	9.20	3.28
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$181	$166	$181	$180	$176
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02 [7]	2.55	2.34	1.82	1.58	1.45
Expenses including reductions[8]	2.01 [7]	2.54	2.32	1.81	1.57	1.43
Net investment income	3.73 [7]	3.99	4.44	4.87	5.24	5.22
Portfolio turnover (%)	40	50	68	47	43	51
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[9]	$2,913	$2,986	$2,814	$2,987	$2,977	$2,932

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.86 for 96,519 shares for the period ended 10-31-15.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 0.97% (annualized), 0.98%, 1.01%, 0.99%, 1.02% and 1.01% for the periods ended 4-30-20, 10-31-19, 10-31-18, 10-31-17, 10-31-16 and 10-31-15, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	33

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
34	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,527,275	—	$49,527,275	—
Foreign government obligations	1,256,071	—	1,256,071	—
Corporate bonds	176,722,492	—	176,722,492	—
Municipal bonds	314,025	—	314,025	—
Collateralized mortgage obligations	18,264,149	—	18,264,149	—
Asset backed securities	13,146,154	—	13,146,154	—
Common stocks	265,040	$265,040	—	—
Preferred securities	2,822,499	1,354,913	1,467,586	—
Escrow certificates	18,217	—	—	$18,217
Short-term investments	2,885,000	—	2,885,000	—
Total investments in securities	$265,220,922	$1,619,953	$263,582,752	$18,217
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	35

received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a long-term capital loss carryforward of $2,407,833 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
36	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 7), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $9,540 for the six months ended April 30, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.51% of the fund's average daily managed net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	37

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.01% of the fund's average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2019. The current share repurchase plan will remain in effect between January 1, 2020 and December 31, 2020.
During the six months ended April 30, 2020 and the year ended October 31, 2019, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.
Note 6—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Liquidity Agreement
The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2020 are shown in the
38	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.600% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2020, the fund had an aggregate balance of $91,300,000 at an interest rate of 0.93%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2020, the average balance of the LA and the effective average interest rate were $91,300,000 and 2.03%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 8, the LA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the LA cannot yet be fully determined.
Note 8—LIBOR Discontinuation Risk
The LA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants such as the fund and SSB will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	39

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate in the LA. It is expected that market participants will amend financial instruments referencing LIBOR, such as the LA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund's performance.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $96,768,406 and $95,070,269, respectively, for the six months ended April 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $9,559,988 and $12,245,721, respectively, for the six months ended April 30, 2020.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
40	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Additional information (Unaudited)

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a liquidity agreement to increase its assets available for investments.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Dividends and distributions

During the six months ended April 30, 2020, distributions from net investment income totaling $0.3598 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Income distributions
December 31, 2019	$0.2197
March 31, 2020	0.1401
Total	$0.3598

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       41

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Monday, February 3, 2020. The following proposal was considered by the shareholders:

Proposal: To elect twelve(12) Trustees to serve until their respective successors have been duly elected and qualified.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	7,854,661.631	124,535.199
James R. Boyle	7,871,215.631	107,981.199
Peter S. Burgess	7,856,756.631	122,440.199
William H. Cunningham	7,849,256.631	129,940.199
Grace K. Fey	7,860,172.631	119,024.199
Deborah C. Jackson	7,861,450.631	117,746.199
Hassell H. McClellan	7,863,458.631	115,738.199
James M. Oates	7,866,210.631	112,986.199
Steven R. Pruchansky	7,865,327.631	113,869.199
Gregory A. Russo	7,865,006.631	114,190.199
Non-Independent Trustee
Andrew G. Arnott	7,871,796.631	107,400.199
Marianne Harrison	7,867,744.631	111,452.199

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHS

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investment Management at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

MF1182616	P6SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-19	-	-	-	1,164,659
Dec-19	-	-	-	1,164,659
Jan-20	-	-	-	1,164,659*
Feb-20	-	-	-	1,164,659
Mar-20	-	-	-	1,164,659
Apr-20	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2019. The current share plan will remain in effect between January 1, 2020 and December 31, 2020.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 25, 2020